[INVESCO ICON]|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237
                                        |
                                        |INVESCO Distributors, Inc., Distributor





July 31, 2003



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Stock Funds, Inc.
      1933 Act No. 002-26125
      1940 Act No. 811-1474
      CIK No. 0000035692

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Combination Stock & Bond Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive forms of its Mid-Cap Growth Fund - Investor Class, Class A, B, C, and K Prospectus, and Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 72 under the 1933 Act to the Company's Registration Statement, which was electronically filed pursuant to Rule 485(b) on July 29, 2003 and became effective July 31, 2003.

If you have any questions or comments, please contact Misty Russell at (720) 624-0649 or the undersigned at (720) 624-6243.

Sincerely,

/s/Tane T. Tyler

Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/lm